Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Current assets
Cash and cash equivalents	$ 240,565	1,494,099	794,311
Accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB13,916; March 31, 2013: RMB14,112 (US$2,272))	11,766	73,076	79,012
Inventories	1,652	10,265	6,666
Prepaid expenses and other receivables	1,868	11,602	11,561
Trading securities			354
Debt issuance costs	592	3,678
Deferred tax assets	878	5,454	5,268
Total current assets	257,321	1,598,174	897,172
Property, plant and equipment, net	75,397	468,272	267,862
Non-current prepayments	34,236	212,633	2,863
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB38,628; March 31, 2013: RMB36,361 (US$5,855))	40,152	249,370	254,236
Inventories	6,396	39,730	34,651
Intangible assets, net	20,154	125,170	129,791
Available-for-sale equity securities	14,234	88,404	98,199
Other investment	30,452	189,129	134,363
Debt issuance costs	1,879	11,667
Deferred tax assets	600	3,727	5,013
Total assets	480,821	2,986,276	1,824,150
Current liabilities
Bank loan	8,050	50,000	45,000
Accounts payable	1,592	9,890	6,343
Accrued expenses and other payables	13,527	84,006	33,351
Deferred revenue	27,747	172,328	106,110
Amounts due to related parties	1,810	11,241	360
Income tax payable	802	4,983	5,943
Total current liabilities	53,528	332,448	197,107
Convertible notes	121,044	751,781
Non-current deferred revenue	85,377	530,258	306,534
Other non-current liabilities	17,254	107,158	60,420
Deferred tax liabilities	3,730	23,168	24,462
Total liabilities	280,933	1,744,813	588,523
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and outstanding as of March 31, 2012 and 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2013	8	50	50
Additional paid-in capital	128,522	798,221	865,654
Treasury stock, at cost (March 31, 2012: nil; March 31, 2013: 136,899 shares)	(453)	(2,815)
Accumulated other comprehensive income	2,939	18,256	26,057
Retained earnings	68,175	423,420	310,973
Total equity attributable to China Cord Blood Corporation	199,191	1,237,132	1,202,734
Non-controlling interests	697	4,331	32,893
Total equity	199,888	1,241,463	1,235,627
Commitments and contingencies
Total liabilities and equity	$ 480,821	2,986,276	1,824,150